TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY	12 Months Ended
Dec. 31, 2018
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY

NOTE 24 - TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS — LIABILITY

24.1- Taxes payable

	12/31/2018	12/31/2017
Current liabilities:
PASEP/ COFINS	778,966	512,227
IRRF/ CSRF	274,499	252,601
ICMS	62,431	127,901
INSS/ FGTS	77,996	93,910
PAES/ REFIS	22,566	35,960
ISS	12,424	28,491
Others	48,169	122,229
Total	1,277,051	1,173,317

	12/31/2018	12/31/2017
Non-current liabilities
PAES / REFIS	207,673	210,850
PASEP / COFINS	14,283	33,087
Deferred PASEP/ COFINS	16,170	65,588
Others	10,456	17,002
Total	248,582	326,527

24.2- Income tax and social contributions

	12/31/2018	12/31/2017
Current liabilities:
Current Income Tax	2,031,674	1,075,786
Current Social Contribution	921,398	422,432
	2,953,072	1,498,218

24.3 - Reconciliation of expenses with income tax and social contributions

	12/31/2018		12/31/2017 (Reclassified)
	IRPJ	CSLL	IRPJ	CSLL
Earnings before IRPJ and CSLL	14,743,240	14,743,240	2,957,864	2,957,864
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	(3,685,810)	(1,326,892)	(739,466)	(266,208)
Effects of additions and exclusions:
Revenue from dividends	16,073	5,786	10,012	3,604
Equity method investments	346,213	124,637	673,043	242,295
Utilization of tax loss carryforward not previously recognized	405,337	179,447	359,767	131,429
Tax credits recognized due to achievement of recoverability threshold	433,571	156,086	—	—
Deferred taxes not recognized/written off (24.8)	829,816	298,249	(1,714,988)	(617,395)
Tax incentives - SUDENE (24.4)	435,279	—	412,143	—
Grants	(2,123)	(764)	(24,725)	(8,901)
Adjustment of Law No. 12.973/2014	(205,656)	(74,036)	182,345	65,644
Other additions and exclusions	(271,159)	(147,771)	(92,723)	(126,510)
Total expenses of IRPJ and CSLL	(1,698,459)	(785,259)	(934,592)	(576,041)
Effective rate	11.52%	5.33%	31.60%	19.47%

24.4 - Tax Incentives - SUDENE

Concession contracts No. 007 and 008 of 2005 from the subsidiary CHESF and Eletronorte had the right to the reduction incentive, which was granted for the period of 2011 to 2020. The tax incentive reduces the income tax rate from 25% to 6.25%.

24.5 - Special payment plan - PAES

The subsidiary Furnas chose to refinance tax debts. The financing term is limited to 180 months, and the balance owed is corrected by the Long-Term Interest Rate - TJLP.

24.6 - Tax Recovery Program - REFIS - Law No. 12,865/2013

On December 30, 2013, the subsidiary Furnas opted to join REFIS for processes related to the PASEP, COFINS and PASEP/COFINS taxes.

The financing term is limited to 180 months and the outstanding balance, adjusted by the SELIC, as of December 31, 2018 is R$ 168,828 (R$ 180,203 as of December 31, 2017).

24.7 - Deferred PASEP and COFINS on Active Exchange Variation

During the settlement of each transaction in foreign currency, the Company collects the PIS/PASEP and COFINS contributions levied on the exchange variations arising from the fluctuation of the foreign currency observed in the loan agreements granted by the Company.

24.8 - Deferred taxes not recognized/written off

In 2018, a reversal of impairment and onerous contract related to the Angra 3 project was registered. This reversal was due to the new calculation of the recoverable value of the project, as a result of the tariff review established by the National Energy Policy Council (CNPE) in Resolution, CNPE Nº 14, of 09/10/2018 - DOU of 10/23/2018 and other changes in the project. Since electronuclear is a loss making entity it did not recognize deferred tax assets.